LEASES (Tables)	12 Months Ended
Dec. 31, 2023
LEASES
Schedule of Lease Liabilities

	December 31,	December 31,
	2023	2022
Current portion of lease liabilities(a)	$10.1	$24.5
Long-term lease liabilities	17.5	23.1
	$27.6	$47.6

(a)	Current portion of lease liabilities is included in other current liabilities. See Note 7viii.

Summary of undiscounted lease liability and lease payments expensed

		2024	2025-2028	2029+
	Total	Within 1 year	1 to 5 years	More than 5 years
Lease liabilities	$31.2	$10.9	$15.5	$4.8

	December 31,	December 31,
	2023	2022
Leases with a term of 12 months or less	$3.1	$3.1
Leases of low-value assets	0.2	0.2
Leases with variable lease payments	29.0	41.4
	$32.3	$44.7